Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes.
Schedule of current tax assets and tax liabilities and movements of deferred income tax

	2024	2023
Current tax assets
Income tax (1)	3,446,414	1,228,477
VAT refund (2)	5,423,689	4,548,264
Other taxes (3)	2,585,790	2,334,338
	11,455,893	8,111,079
Non-current tax assets
Deferred tax assets (4)	12,875,766	10,522,725
Income tax credits	32,358	7,332
	12,908,124	10,530,057

Current tax liabilities
Income tax payable	1,551,099	1,746,972
National tax and surcharge on gasoline	239,680	211,819
Industry and commerce tax	377,055	367,861
Value added tax	140,617	103,724
Carbon tax	104,938	92,736
Other taxes	355,990	346,113
	2,769,379	2,869,225

Non-current tax liabilities
Deferred tax liabilities (5)	12,955,929	11,824,515
Income tax	1,972,736	1,742,998
	14,928,665	13,567,513

(1)

The variation corresponds to the balance in favor of the income tax generated in Ecopetrol for $1,957,626 due to the lower net profit, considering the lower average prices in crude oil, natural gas and refined products. Additionally, Refinería de Cartagena is offsetting tax losses for $209,592, among others.

(2)	The variation corresponds mainly to the balance in favor in value added tax (VAT) in Ecopetrol S.A. for $1,024,550, Esenttia S.A. for $(105,684), ISA for $(41,209), among others.
(3)

Includes the potential tax credit for the VAT paid on the acquisition of real productive fixed assets, in accordance with the section 258-1 of the Colombia Tax Code. Additionally, it includes advances and self-withholdings of territorial taxes.

(4)

The variation corresponds mainly to: i) the effect of the exchange rate on loans and borrowings in US dollars, the update of the actuarial calculation, variations in the items to calculate the present value of the technical costs of the abandonment provision, the acquisition of 45% of block CPO09 and the update of the projected surcharges in Ecopetrol S.A. for $2,478,546; ii) increase in tax losses in Refinería de Cartagena for $(429,047), and Ecopetrol USA $394,968 ; iii) and the temporary differences related to IAS 12.41 and the deferred tax of Refinería de Cartagena, iv) effect to unrealized profits ($111,459) among others.

(5)

The variation mainly corresponds to the temporary differences related to IAS 12.41 and the deferred tax of ISA, represented by the changes related to the contractual asset CPC 47 and the deferral of income in accordance with Law 12,973/2014 in Companhia de Transmissao de Energia Eletrica Paulista (CTEEP); in AGUAPEI for the recognition of deferred tax due to the change in presumed profit regime for $533,993; in Cenit for $139,837, considering the decrease in property, plant, and equipment; and Ecopetrol Permian for $353,025, for the use of lower tax losses and the decrease in capital in the investment with OXY.

Schedule of income tax rate

< percentile 30	0%
> = to percentile 30 and < to percentile 45	5%
> = to percentile 45 and < to percentile 60	10%
> = to percentile 60	15%

Schedule of income tax expense

	2024	2023	2022
Current income tax (1)	8,972,186	12,807,005	16,791,619
Deferred income tax (2)	1,748,039	(3,310,147)	2,813,817
Deferred income tax – rate change	1,510,121	1,941,995	(658,919)
Adjustments to prior years’ current and deferred tax (3)	(21,806)	77,022	17,421
Income tax expenses	12,208,540	11,515,875	18,963,938
(1)

The variation between 2024 and 2023 by ($3,834,819) corresponds mainly to the decrease in results obtained in the year in Ecopetrol S.A., generated by the decrease in revenues given the lower average prices of the crude basket oil, natural gas, and products, among others.

(2)

The variation between 2024 and 2023 of $5,058,186 corresponds mainly to the effect of the exchange rate applied on loans and borrowings in US dollar, the update of the actuarial calculation, variations in the items to calculate the present value of the technical costs of the abandonment provision, the acquisition of 45% of block CPO09 and the update of the projected surcharges for Ecopetrol S.A and Hocol, among others.

(3)

The balance for $ (21,806) corresponds to the difference between the provision and the income tax return for the 2023 taxable year filed in 2024 by $ (18,197) and $(3,609) by effect to the deferred tax.

Schedule of reconciliation of the income tax expenses

	2024	2023	2022
Net income before income tax	30,707,415	36,898,946	54,163,418
Statutory rate (Colombia)	35.0%	35.0%	35.0%
Income tax at statutory rate	10,747,595	12,914,631	18,957,196
Effective tax rate reconciliation items:
Adjustment - IAS 12.41	1,096,113	(2,032,193)	1,946,269
Non–deductible expenses	290,009	646,616	448,433
Rate differential adjustment	(442,135)	(1,630,935)	(670,080)
Non–taxable income	(1,204,985)	(1,080,149)	(739,243)
Prior years’ taxes	(21,806)	77,022	17,421
Foreign currency translation and exchange difference	124,753	577,949	(82,028)
Tax discounts and tax credit	(11,309)	(18,215)	(184,054)
Others	244,662	119,154	(71,057)
Effect of recognition of shares of McDermott International, Ltd.	(124,478)	—	—
Effect of tax reform	1,510,121	1,941,995	(658,919)
Income tax calculated	12,208,540	11,515,875	18,963,938
Effective tax rate	39.8%	31.2%	35.0%
Current	8,954,180	12,867,278	16,801,363
Deferred	3,254,360	(1,351,403)	2,162,575
	12,208,540	11,515,875	18,963,938

Schedule of deferred income tax

	2024	2023
Deferred tax assets (1)	12,875,766	10,522,725
Deferred tax liabilities (2)	(12,955,929)	(11,824,515)
Net deferred income tax	(80,163)	(1,301,790)
(1)	The variation corresponds mainly to: i) the effect of the exchange rate on loans and borrowings in US dollars, the update of the actuarial calculation, variations in the items to calculate the present value of the technical costs of the abandonment provision, the acquisition of 45% of block CPO09 and the update of the projected surcharges in Ecopetrol S.A. for $2,478,546; ii) increase in tax losses in Refinería de Cartagena for $(429,047), and Ecopetrol USA $394,968 ; iii) and the temporary differences related to IAS 12.41 and the deferred tax of Refineria de Cartagena, iv) effect to unrealized profits $(111,459) among others.
(2)

The variation mainly corresponds to the temporary differences related to IAS 12.41 and the deferred tax of ISA, represented by the changes related to the contractual asset CPC 47 and the deferral of income in accordance with Law 12,973/2014 in Companhia de Transmissao de Energia Eletrica Paulista (CTEEP); in AGUAPEI for the recognition of deferred tax due to the change in presumed profit regime for $533,993; in Cenit for $139,837, considering the decrease in property, plant, and equipment; and Ecopetrol Permian for $353,025, for the use of lower tax losses and the decrease in capital in the investment with OXY.

Schedule of deferred income tax assets and liabilities

	2024	2023
Deferred tax assets (liabilities)
Loans and borrowings (1)	3,425,024	192,923
Loss carry forwards (2)	6,891,980	5,519,519
Provisions (3)	4,659,532	5,063,332
Other assets (4)	296,206	689,369
Employee benefits (5)	2,894,690	3,623,801
Accounts payable	58,338	(60,255)
Goodwill	(693,385)	(603,445)
Intangibles	(1,402,760)	(1,208,349)
Other	(343,127)	(387,146)
Other liabilities	(3,448,143)	(3,429,662)
Accounts receivable	(3,761,091)	(3,766,299)
Property plant and equipment and Natural and environmental resources (6)	(8,657,427)	(6,935,578)
	(80,163)	(1,301,790)
(1)	The variation corresponds mainly to the effect of exchange difference of loans and borrowings, considering the revaluation of the Colombian peso against the US dollar.
(2)	In 2024, a deferred tax asset for tax losses carryforwards was recognized for $6,891,980 (2023 - $5,519,519) in the following companies:
-	Tax losses that do not expire: Ecopetrol USA for $1,088,178 (2023 - $60,568); Refinería de Cartagena for $2,236,467 (2023 - $1,916,114); and ISA Group companies in Chile for $65,715 (2023 - $7,610).
-	Tax losses that expire in 12 years in Invercolsa for $15,567 (2023 - $16,112) and Esenttia for $117,754 (2023 - $76,337).
-	Tax losses that expire in 20 years from the date they were recognized by Ecopetrol USA Inc. for $1,164,546 (2023 - $1,499,997).
-

Tax losses expiring in 2025 of Ruta de la Araucanía for $39,404 (2023 - $45,147); 2027: Ruta Costera for $241,434 (2023 - $174,855); 2029: Ruta del Maipó for $704,941 (2023 - $759,609); 2040: from ISA Interchile for $1,157,358 (2023 - $933,113); and 2044: Ruta del Loa for $60,616 (2023 - $30,057).

(3)	Corresponds to non-deductible accounting provisions, mainly by uploading (economic limit of the oil field, market rate, discount rate) the asset retirement obligation (ARO) provision.
(4)	The variation corresponds mainly to the effect of the uploading and increase of the financial asset due to UF readjustment in Maipó (Chile) in 2022.
(5)	Corresponds to update of the actuarial calculations for health, pensions and bonds, education, and other long-term benefits to employee.
(6)

For tax purposes, natural and environmental resources, and property, plant, and equipment have a useful life and a depreciation and amortization methodology different from those determined under international accounting standards, mainly in Ecopetrol and ISA Group.

Schedule of movements of deferred income tax

	2024	2023	2022
Opening balance	(1,301,790)	(86,856)	(1,825,605)
Deferred tax recognized in profit or loss	(3,254,360)	1,351,403	(2,162,575)
Increase due to business combination	—	—	96,767
Deferred tax recognized in other comprehensive income (a)	4,259,216	(3,726,415)	4,769,474
Other	—	—	(24,132)
Foreign currency translation	216,771	1,160,078	(940,785)
Closing balance	(80,163)	(1,301,790)	(86,856)

(a)The following is the detail of the income tax recorded in other comprehensive income:

Schedule of income tax recorded in other comprehensive income

December 31. 2024	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	(1,681,591)	374,059	(1,307,532)
Cash flow hedging for future crude oil exports (Note 30.3)	3,653,649	(1,472,447)	2,181,202
Hedge of a net investment in a foreign operation (Note 30.4)	6,305,555	(2,979,130)	3,326,425
Hedge with derivative instruments	172,326	(87,204)	85,122
Valuation of financial instruments	237,211	(94,494)	142,717
	8,687,150	(4,259,216)	4,427,934

December 31. 2023	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	4,460,534	(1,726,261)	2,734,273
Cash flow hedging for future crude oil exports (Note 30.3)	(5,695,565)	2,624,019	(3,071,546)
Hedge of a net investment in a foreign operation (Note 30.4)	(8,973,471)	2,760,084	(6,213,387)
Hedge with derivative instruments	(242,284)	68,573	(173,711)
	(10,450,786)	3,726,415	(6,724,371)

December 31. 2022	Pre-tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	1,254,514	(586,260)	668,254
Cash flow hedging for future crude oil exports (Note 30.3)	3,167,351	(1,638,602)	1,528,749
Hedge of a net investment in a foreign operation (Note 30.4)	7,526,124	(2,538,389)	4,987,735
Hedge with derivative instruments	(111,690)	(6,223)	(117,913)
	11,836,299	(4,769,474)	7,066,825

Schedule of adjusted income tax rate

2024
Adjusted tax
Net income tax of Colombia Business Group companies	12,208,540
(+) Tax discounts or tax credits	72,213
(-) Income tax on passive income from controlled entities abroad	(257)
Total Tax Adjusted	12,280,496

Adjusted profit
Profit before income tax expense of Colombia Business Group companies	39,147,205
(+)Permanent differences enshrined in law and that increase net income	8,038,051
(-) Income that does not constitute income or occasional profit, which affects accounting or financial profit	(8,732,469)
(-)Share of profits of associates and joint ventures of the respective taxable year of Colombia Business Group companies	(764,366)
(-) Net value of income from occasional gains that affect accounting or financial profit	(143,116)
(-) Exempt income due to the application of treaties to avoid double taxation	(2,144,184)
(-) Offsetting of tax losses or excesses of presumptive income taken in the taxable year and that did not affect the accounting profit of the period	(2,513)
Total Adjusted Profit	35,398,608

Adjusted tax rate	34.69%

Income tax to add	—